UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22937

                                 O'CONNOR EQUUS
               (Exact name of registrant as specified in charter)
                                    ________


                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
          (Address of Principal Executive Offices, including Zip Code)

                                 NICHOLAS VAGRA
                                UBS O'CONNOR LLC
                       ONE NORTH WACKER DRIVE, 32ND FLOOR
                            CHICAGO, ILLINOIS 60606
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                               SEAN GRABER, ESQ.
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-793-8637

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2014


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[GRAPHIC OMITTED]
December 31, 2014 (UNAUDITED)                                     O'CONNOR EQUUS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 88.8%**
--------------------------------------------------------------------------------
                                             SHARES             VALUE
                                             ------             -----

CONSUMER DISCRETIONARY -- 7.3%
  Apollo Education Group, Cl A *(a)           3,352           $ 114,337
  Lumber Liquidators Holdings *(a)            2,828             187,524
  Pinnacle Entertainment *(a)                10,088             224,458
                                                              ---------
                                                                526,319
                                                              ---------
CONSUMER STAPLES -- 5.3%
  Darling Ingredients *(a)                    5,701             103,530
  Herbalife (a)                               5,232             197,247
  Post Holdings *                             1,927              80,722
                                                              ---------
                                                                381,499
                                                              ---------
ENERGY -- 2.2%
  National Oilwell Varco (a)                  2,434             159,500
                                                              ---------
FINANCIALS -- 8.8%
  Charles Schwab (a)                         17,128             517,094
  Redwood Trust ++(a)                         5,865             115,541
                                                              ---------
                                                                632,635
                                                              ---------
HEALTH CARE -- 13.2%
  Hospira *(a)                                5,158             315,928
  Humana (a)                                  4,367             627,232
                                                              ---------
                                                                943,160
                                                              ---------
INDUSTRIALS -- 18.6%
  American Airlines Group (a)                 7,994             428,718
  Nielsen (a)                                20,225             904,664
                                                              ---------
                                                              1,333,382
                                                              ---------
INFORMATION TECHNOLOGY -- 27.9%
  Alliance Data Systems *(a)                  1,093             312,653
  CDK Global                                  1,414              57,635
  Cimpress NV *(a)                            3,450             258,198
  Citrix Systems *(a)                         1,687             107,630
  eBay *(a)                                   6,942             389,585
  HomeAway *                                    855              25,462
  Micron Technology *(a)                     13,590             475,786


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[GRAPHIC OMITTED]
December 31, 2014 (UNAUDITED)                                     O'CONNOR EQUUS
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                             SHARES             VALUE
                                             ------             -----
INFORMATION TECHNOLOGY -- CONTINUED
  Microsoft (a)                               4,331         $   201,175
  Ubiquiti Networks (a)                       5,700             168,948
                                                            -----------
                                                              1,997,072
                                                            -----------
MATERIALS -- 5.5%
  Ashland (a)                                 3,286             393,531
                                                            -----------
  TOTAL COMMON STOCK
    (Cost $5,919,551)                                         6,367,098
                                                            -----------
  TOTAL INVESTMENTS-- 88.8%
    (Cost $5,919,551) +                                     $ 6,367,098
                                                            ===========

SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
COMMON STOCK -- (26.2)%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- (3.5)%
  Starz *                                    (5,580)         $ (165,726)
  Time Warner                                  (996)            (85,078)
                                                             ----------
                                                               (250,804)
                                                             ----------
CONSUMER STAPLES -- (1.2)%
  Avon Products                              (9,163)            (86,041)
                                                             ----------
FINANCIALS -- (4.7)%
  Moody's                                    (1,013)            (97,055)
  T Rowe Price Group                         (2,774)           (238,176)
                                                             ----------
                                                               (335,231)
                                                             ----------
HEALTH CARE -- (1.4)%
  UnitedHealth Group                           (970)            (98,057)
                                                             ----------
INDUSTRIALS -- (2.1)%
  Avis Budget Group *                        (2,306)           (152,957)
                                                             ----------
INFORMATION TECHNOLOGY -- (9.9)%
  Accenture                                  (1,420)           (126,820)
  Cree *                                     (3,052)            (98,335)


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[GRAPHIC OMITTED]
December 31, 2014 (UNAUDITED)                                     O'CONNOR EQUUS
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                              SHARES            VALUE
                                              ------            -----

INFORMATION TECHNOLOGY -- CONTINUED
  LendingClub *                               (1,710)       $  (43,263)
  Lexmark International, Cl A                 (2,398)          (98,966)
  MasterCard, Cl A                              (994)          (85,643)
  Taiwan Semiconductor Manufacturing ADR      (3,749)          (83,903)
  Visa, Cl A                                    (357)          (93,605)
  Western Union                               (4,453)          (79,753)
                                                            -----------
                                                              (710,288)
                                                            -----------
TELECOMMUNICATION SERVICES -- (3.4)%
  AT&T                                        (4,608)         (154,783)
  Verizon Communications                      (1,923)          (89,958)
                                                            -----------
                                                              (244,741)
                                                            -----------
  TOTAL COMMON STOCK
    (Proceeds $1,845,319)                                   (1,878,119)
                                                            -----------

REGISTERED INVESTMENT COMPANIES -- (32.9)%
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- (32.9)%
  iShares Russell 2000 ETF                    (5,448)         (651,690)
  SPDR S&P 500 ETF Trust                      (8,317)       (1,709,476)
                                                            -----------
  TOTAL REGISTERED INVESTMENT COMPANIES
    (Proceeds $2,296,210)                                   (2,361,166)
                                                            -----------
  TOTAL SECURITIES SOLD SHORT-- (59.1)%
    (Proceeds $4,141,529)#                                  $(4,239,285)
                                                            ===========

The open futures contracts held by the Fund at December 31, 2014, are as follows:

                          NUMBER OF       EXPIRATION    NOTIONAL     UNREALIZED
TYPE OF CONTRACT       CONTRACTS SHORT       DATE        AMOUNT     DEPRECIATION
--------------------------------------------------------------------------------
Russell 2000 MINI            (3)           Mar-2015    $(360,210)     $(18,930)
S&P 500 E-MINI              (15)           Mar-2015   (1,539,375)      (52,050)
                                                                      ---------
                                                                      $(70,980)
                                                                      =========


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December 31, 2014 (UNAUDITED)                                     O'CONNOR EQUUS
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $7,171,579.

*   Non-income  producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
++  Real Estate Investment Trust
(a) All or a portion of the shares have been committed as collateral for open short positions.

ADR -- American Depositary Receipt
Cl -- Class
ETF -- Exchange Traded Fund
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

The following is a summary of the level of inputs used as of December 31, 2014 in valuing the Fund's investments, securities sold short and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities              Level 1         Level 2      Level 3          Total
---------------------------------------------------------------------------------------------------
Common Stock                         $  6,367,098      $    --      $    --      $  6,367,098
                                     ------------      -------      -------      ------------
Total Investments in Securities      $  6,367,098      $    --      $    --      $  6,367,098
                                     ============      =======      =======      ============


Securities Sold Short                  Level 1         Level 2      Level 3          Total
---------------------------------------------------------------------------------------------------
 Common Stock                        $ (1,878,119)     $    --      $    --      $ (1,878,119)
 Registered Investment Companies       (2,361,166)          --           --        (2,361,166)
                                     ------------      -------      -------      ------------
Total Securities Sold Short          $ (4,239,285)     $    --      $    --      $ (4,239,285)
                                     ============      =======      =======      ============


Other Financial Instruments^           Level 1         Level 2      Level 3          Total
---------------------------------------------------------------------------------------------------
     Futures Contracts
          Unrealized Depreciation    $    (70,980)     $    --      $     --      $   (70,980)
                                     ------------      -------      -------      ------------
Total Other Financial Instruments    $    (70,980)     $    --      $     --      $   (70,980)
                                     ============      =======      =======      ============

^ Other financial instruments are futures contracts not reflected in the value of total investments in the Schedule of Investments. Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the period ended December 31, 2014, there were no Level 3 investments.

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[GRAPHIC OMITTED]
December 31, 2014 (UNAUDITED)                                     O'CONNOR EQUUS
--------------------------------------------------------------------------------

+ At December 31, 2014, the tax basis cost of the Fund's investments was $5,919,551, and the unrealized appreciation and depreciation were $591,383 and $(143,836) respectively.

# At December 31, 2014, the tax basis proceeds of the Fund's securities sold short was $4,141,529, and the unrealized appreciation and depreciation were $71,891 and $(169,647) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.





OCO-QH-001-0100

ITEM 1.  SCHEDULE OF INVESTMENTS

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               O'Connor EQUUS


By (Signature and Title)*                  /s/ Nicholas Vagra
                                           -------------------------------------
                                           Nicholas Vagra, President
                                           (Principal Executive Officer)

Date:  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Nicholas Vagra
                                           -------------------------------------
                                           Nicholas Vagra, President
                                           (Principal Executive Officer)

Date: February 26, 2015


By (Signature and Title)*                  /s/ Robert Kerns
                                           -------------------------------------
                                           Robert Kerns, Chief Financial Officer
                                           (Principal Financial Officer)

Date: February 26, 2015

*  Print the name and title of each signing officer under his or her signature